UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	May 31, 2016

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

CPOSAN
1531526 EXP. 07.31.17

INVESTMENT MANAGEMENT

Morgan Stanley
Multi Cap Growth Trust

Semi-Annual Report

May 31, 2016

Morgan Stanley Multi Cap Growth Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	7
Expense Example	8
Portfolio of Investments	10
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	36
Privacy Notice	42

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Multi Cap Growth Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended May 31, 2016

Total Return for the 6 Months Ended May 31, 2016
Class A	Class B	Class L	Class I	Class C	Class IS	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
–6.01%	–6.36%	–6.26%	–5.82%	–6.34%	–5.81%	–0.20%	–2.58%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Stock investors faced a challenging environment over the six-month period ended May 31, 2016. U.S. stocks declined sharply from December 2015 to mid-February 2016, then regained those losses over the remainder of the period. Weighing on the markets in late 2015 and early 2016 were global macroeconomic concerns including the slowdown in China's economy, falling commodity prices, and softer U.S. domestic data. Investors also worried about U.S. dollar strength sapping corporate profits and an uncertain path of Federal Reserve (Fed) rate hikes. However, beginning in late February, stock prices rebounded as investor sentiment brightened. Energy prices stabilized, fears about China's economy eased and global central banks continued to pledge their support. Given the uncertainties in the global macroeconomic outlook, the Fed shifted its expectations to a more gradual pace of rate increases in the U.S., which helped weaken the U.S. dollar relative to world currencies and sustain the stock market's rally. Although first-quarter U.S. gross domestic product growth, released during April, indicated a meaningful slowdown in economic activity from the previous several quarters, investors remained generally optimistic that the economy would reaccelerate in the remainder of the year.

Performance Analysis

All share classes of Morgan Stanley Multi Cap Growth Trust underperformed the Russell 3000® Growth Index (the "Index") and the Lipper Multi-Cap Growth Funds Index for the six months ended May 31, 2016, assuming no deduction of applicable sales charges.

The information technology (IT) sector detracted the most from relative performance over the reporting period, with both stock selection and an overweight in the sector dampening returns. A position in a professional networking site was the largest detractor in both the IT sector and the whole portfolio for the six-month period. The consumer staples sector was another main underperformer, due to both stock selection and an underweight position in the sector. The Fund's exposure to a lagging beverage company was unfavorable to performance in the reporting period. Stock selection in the health care sector also hampered relative performance.

Positive contributions to relative performance came from the Fund's lack of exposure to the energy sector, which was the weakest-performing sector in the Index during the six-month period. The Fund's relative returns also benefited from a small gain in the consumer discretionary sector, where both stock selection and slight overweight in the sector added value. Within the consumer discretionary sector, gains were led by the strong performance of the Fund's position in a leading online retail and cloud computing platform.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 05/31/16
Amazon.com, Inc.	9.5%
Facebook, Inc., Class A	9.1
Apple, Inc.	6.5
Salesforce.com, Inc.	5.4
Illumina, Inc.	5.1
S&P Global, Inc.	5.1
Alphabet, Inc., Class C	5.1
Intuitive Surgical, Inc.	4.9
athenahealth, Inc.	4.7
Tesla Motors, Inc.	4.5
TOP FIVE INDUSTRIES as of 05/31/16
Internet Software & Services	19.8%
Internet & Catalog Retail	18.0
Software	12.4
Information Technology Services	7.3
Tech Hardware, Storage & Peripherals	6.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2015 was between $2.9 million and $606.4 billion. The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Fund's investments in equity securities may include convertible securities. The Fund may, but it is not required to, also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the Fund's 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended May 31, 2016
Symbol	Class A Shares* (since 07/28/97) CPOAX		Class B Shares** (since 02/27/96) CPOBX		Class L Shares*** (since 07/28/97) CPOCX	Class I Shares† (since 07/28/97) CPODX	Class C Shares†† (since 04/30/15) MSCMX		Class IS Shares††† (since 09/13/13) MCRTX
1 Year	–2.87 –7.97[4]	%[3]	–3.62 –7.97[4]	%[3]	–3.36 —%[3]	–2.51 —%[3]	–3.58 –4.45[4]	%[3]	–2.48 —%[3]
5 Years	9.39[3] 8.22[4]		8.56[3] 8.28[4]		8.75[3] —	9.72[3] —	— —		— —
10 Years	8.91[3] 8.32[4]		8.25[3] 8.25[4]		8.19[3] —	9.21[3] —	— —		— —
Since Inception	7.87[3] 7.56[4]		7.45[3] 7.45[4]		7.12[3] —	8.14[3] —	–3.34[3] –3.34[4]		9.43[3] —
Gross Expense Ratio	1.27		2.19		1.80	0.92	2.38		15.68

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund share. Performance for Class A, Class B, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

***  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS has no sales charge.

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/15 – 05/31/16.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	12/01/15	05/31/16	12/01/15 – 05/31/16
Class A
Actual (–6.01% return)	$1,000.00	$939.90	$6.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.41
Class B
Actual (–6.36% return)	$1,000.00	$936.40	$9.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.90	$10.18
Class L
Actual (–6.26% return)	$1,000.00	$937.40	$8.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.15	$8.92
Class I
Actual (–5.82% return)	$1,000.00	$941.80	$4.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.40	$4.65
Class C
Actual (–6.34% return)	$1,000.00	$936.60	$9.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.90	$10.18
Class IS
Actual (–5.81% return)	$1,000.00	$941.90	$4.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.80	$4.24

  @  Expenses are equal to the Fund's annualized expense ratios of 1.27%, 2.02%, 1.77%, 0.92%, 2.02%, and 0.84% for Class A, Class B, Class L, Class I, Class C and Class IS shares respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.28%, 2.43%, 1.82%, 0.92%, 2.12% and 17.19% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively.

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments  ■  May 31, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.6%)
	Automobiles (4.5%)
67,323	Tesla Motors, Inc. (a)(b)	$15,028,513
	Biotechnology (1.0%)
17,599	Alnylam Pharmaceuticals, Inc. (b)	1,262,200
42,378	Intrexon Corp. (a) (b)	1,302,700
20,247	Juno Therapeutics, Inc. (b)	879,327
		3,444,227
	Diversified Financial Services (5.1%)
150,997	S&P Global, Inc.	16,882,974
	Food Products (3.1%)
125,154	Mead Johnson Nutrition Co.	10,297,671
	Health Care Equipment & Supplies (4.9%)
25,646	Intuitive Surgical, Inc. (b)	16,277,773
	Health Care Technology (4.8%)
123,934	athenahealth, Inc. (b)	15,723,507
	Information Technology Services (7.3%)
150,460	Mastercard, Inc., Class A	14,429,114
125,334	Visa, Inc., Class A	9,893,866
		24,322,980
	Internet & Catalog Retail (15.3%)
43,548	Amazon.com, Inc. (b)	31,476,059
135,837	JD.com, Inc. ADR (China) (b)	3,342,949
80,773	Netflix, Inc. (b)	8,284,887
6,044	Priceline Group, Inc. (The) (b)	7,641,610
		50,745,505
	Internet Software & Services (19.9%)
22,770	Alphabet, Inc., Class C (b)	16,752,344
254,504	Facebook, Inc., Class A (b)	30,237,620
64,944	LinkedIn Corp., Class A (b)	8,864,856
166,800	Tencent Holdings Ltd. (China) (c)	3,719,904
NUMBER OF SHARES		VALUE
410,690	Twitter, Inc. (b)	$6,250,702
		65,825,426
	Life Sciences Tools & Services (5.1%)
116,582	Illumina, Inc. (b)	16,884,571
	Pharmaceuticals (3.2%)
220,319	Zoetis, Inc.	10,447,527
	Semiconductors & Semiconductor Equipment (0.7%)
46,243	NVIDIA Corp.	2,160,473
	Software (12.2%)
42,769	Mobileye N.V. (a)(b)	1,623,939
212,860	Salesforce.com, Inc. (b)	17,818,510
163,651	Splunk, Inc. (b)	9,401,750
151,706	Workday, Inc., Class A (b)	11,505,383
		40,349,582
	Tech Hardware, Storage & Peripherals (6.5%)
214,707	Apple, Inc.	21,440,641
	Total Common Stocks (Cost $202,433,322)	309,831,370
	Preferred Stocks (5.5%)
	Electronic Equipment, Instruments & Components (0.6%)
82,075	Magic Leap, Series C (b)(d)(e)(f) (acquisition cost - $1,890,434; acquired 12/22/15)	1,879,517
	Hotels, Restaurants & Leisure (0.7%)
143,970	Blue Bottle Coffee, Inc., Series B (b)(d)(e)(f) (acquisition cost - $2,083,131; acquired 01/24/14)	2,299,201

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments  ■  May 31, 2016 (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet & Catalog Retail (2.7%)
58,155	Airbnb, Inc., Series D (b)(d)(e)(f) (acquisition cost - $2,367,666; acquired 04/16/14)	$5,265,354
77,181	Uber Technologies, Series G (b)(d)(e)(f) (acquisition cost - $3,764,289; acquired 12/3/15)	3,764,289
		9,029,643
	Life Sciences Tools & Services (1.2%)
901,243	10X Genomics, Inc., Series B (b)(d)(e)(f) (acquisition cost - $2,947,065; acquired 12/19/14)	4,172,755
	Software (0.3%)
197,427	Lookout, Inc., Series F (b)(d)(e)(f) (acquisition cost - $2,255,228; acquired 06/17/14)	920,010
	Total Preferred Stocks (Cost $15,307,813)	18,301,126
NOTIONAL AMOUNT (000)
	Put Option Purchased (0.0%)
	Foreign Currency Option
37,038	USD/CNY Dec 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $171,206)	87,373
NOTIONAL AMOUNT (000)		VALUE
	Call Option Purchased (0.0%)
	Foreign Currency Option
50,059	USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $194,886)	$3,905
NUMBER OF SHARES (000)
	Short-Term Investments (6.5%)
	Securities held as Collateral on Loaned Securities (5.4%)
	Investment Company (4.4%)
14,717	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7)	14,717,306
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (1.0%)
$2,337	Barclays Capital, Inc. (0.29%, dated 05/31/16, due 06/01/16; proceeds $2,337,013; fully collateralized by various U.S. Government agency securities; 3.00% due 10/01/18 - 04/01/33; and various U.S. Government obligations; 0.125% - 0.75% due 04/15/19 - 02/15/45; valued at $2,383,736)	2,336,995
286	Barclays Capital, Inc. (0.35%, dated 05/31/16, due 06/01/16; proceeds $286,165; fully collateralized by various U.S. Government agency securities; 3.00% due 10/01/18 - 04/01/33; and various U.S. Government obligations; 0.125% - 0.75% due 04/15/19 - 02/15/45; valued at $291,886)	286,163

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments  ■  May 31, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		VALUE
$525	Merrill Lynch & Co., Inc. (0.31%, dated 05/31/16, due 06/01/16; proceeds $524,636; fully collateralized by a U.S. Government agency security; 3.50% due 03/20/45; valued at $535,124)	$524,631
		3,147,789
	Total Securities held as Collateral on Loaned Securities (Cost $17,865,095)	17,865,095
NUMBER OF SHARES (000)
	Investment Company (1.1%)
3,550	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7) (Cost $3,549,963)	3,549,963
	Total Short-Term Investments (Cost $21,415,058)	21,415,058
Total Investments (Cost $239,522,285) (g)	105.6%	349,638,832
Liabilities in Excess of Other Assets	(5.6)	(18,469,958)
Net Assets	100.0%	$331,168,874

  ADR  American Depositary Receipt.

  (a)  All or a portion of this security was on loan at May 31, 2016.

  (b)  Non-income producing security.

  (c)  Security trades on the Hong Kong exchange.

  (d)  At May 31, 2016, the Fund held fair valued securities valued at $18,301,126, representing 5.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  Illiquid security.

  (f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2016 amounts to $18,301,126 and represents 5.5% of net assets.

  (g)  At May 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $123,961,832 and the aggregate gross unrealized depreciation is $13,845,285 resulting in net unrealized appreciation of $110,116,547.

Currency Abbreviations:

CNY  Chinese Yuan Renminbi.

USD  United States Dollar.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Summary of Investments  ■  May 31, 2016 (unaudited) continued

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$65,825,426		19.8%
Internet & Catalog Retail	59,775,148		18.0
Software	41,269,592		12.4
Information Technology Services	24,322,980		7.3
Tech Hardware, Storage & Peripherals	21,440,641		6.5
Life Sciences Tools & Services	21,057,326		6.4
Diversified Financial Services	16,882,974		5.1
Health Care Equipment & Supplies	16,277,773		4.9
Health Care Technology	15,723,507		4.7
Automobiles	15,028,513		4.5
Pharmaceuticals	10,447,527		3.2
Food Products	10,297,671		3.1
Investment Company	3,549,963		1.1
Biotechnology	3,444,227		1.0
Hotels, Restaurants & Leisure	2,299,201		0.7
Semiconductors & Semiconductor Equipment	2,160,473		0.7
Electronic Equipment, Instruments & Components	1,879,517		0.6
Other	91,278		0.0 +
	$331,773,737	++	100.0%

  +  Amounts less than 0.05%

  ++  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements

Statement of Assets and Liabilities May 31, 2016 (unaudited)

Assets:
Investments in securities, at value (cost $221,255,016) (Including $17,955,152 for securities loaned)	$331,371,563
Investment in affiliate, at value (cost $18,267,269)	18,267,269
Total investments in securities, at value (cost $239,522,285)	349,638,832
Cash	70,813
Receivable for:
Dividends	108,243
Shares of beneficial interest sold	49,589
Dividends from affiliate	585
Prepaid expenses and other assets	96,454
Total Assets	349,964,516
Liabilities:
Collateral on securities loaned, at value	17,935,908
Payable for:
Shares of beneficial interest redeemed	286,965
Advisory fee	187,442
Transfer and sub transfer agent fees	127,793
Distribution fee	72,186
Administration fee	22,564
Accrued expenses and other payables	162,784
Total Liabilities	18,795,642
Net Assets	$331,168,874
Composition of Net Assets:
Paid-in-capital	$216,363,785
Net unrealized appreciation	110,116,544
Accumulated net investment loss	(4,627,061)
Accumulated undistributed net realized gain	9,315,606
Net Assets	$331,168,874
Class A Shares:
Net Assets	$251,429,621
Shares Outstanding (unlimited shares authorized, $0.01 par value)	8,308,541
Net Asset Value Per Share	$30.26
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$31.94
Class B Shares:
Net Assets	$2,174,956
Shares Outstanding (unlimited shares authorized, $0.01 par value)	87,648
Net Asset Value Per Share	$24.81
Class L Shares:
Net Assets	$24,980,946
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,002,288
Net Asset Value Per Share	$24.92
Class I Shares:
Net Assets	$51,586,652
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,599,676
Net Asset Value Per Share	$32.25
Class C Shares:
Net Assets	$986,639
Shares Outstanding (unlimited shares authorized, $0.01 par value)	39,693
Net Asset Value Per Share	$24.86
Class IS Shares:
Net Assets	$10,060
Shares Outstanding (unlimited shares authorized, $0.01 par value)	311
Net Asset Value Per Share	$32.31

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements continued

Statement of Operations For the six months ended May 31, 2016 (unaudited)

Net Investment Loss: Income
Dividends	$576,974
Income from securities loaned - net	306,851
Dividends from affiliates (Note 7)	17,899
Total Income	901,724
Expenses
Advisory fee (Note 4)	1,107,554
Distribution fee (Class A shares) (Note 5)	312,077
Distribution fee (Class B shares) (Note 5)	12,514
Distribution fee (Class L shares) (Note 5)	94,402
Distribution fee (Class C shares) (Note 5)	4,565
Sub transfer agent fees and expenses (Class A shares)	187,877
Sub transfer agent fees and expenses (Class B shares)	3,718
Sub transfer agent fees and expenses (Class L shares)	22,874
Sub transfer agent fees and expenses (Class I shares)	17,851
Sub transfer agent fees and expenses (Class C shares)	265
Administration fee (Note 4)	132,245
Transfer agent fees and expenses (Class A shares) (Note 6)	41,111
Transfer agent fees and expenses (Class B shares) (Note 6)	3,576
Transfer agent fees and expenses (Class L shares) (Note 6)	4,787
Transfer agent fees and expenses (Class I shares) (Note 6)	2,285
Transfer agent fees and expenses (Class C shares) (Note 6)	966
Transfer agent fees and expenses (Class IS shares) (Note 6)	800
Professional fees	52,722
Shareholder reports and notices	40,773
Registration fees	26,571
Custodian fees	18,062
Trustees' fees and expenses	4,403
Other	17,656
Total Expenses	2,109,654
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(12,105)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(5,124)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(5,798)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(848)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(437)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(800)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(5,171)
Net Expenses	2,079,371
Net Investment Loss	(1,177,647)
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments	11,084,880
Foreign currency translation	5,755
Net Realized Gain	11,090,635
Change in Unrealized Appreciation (Depreciation) on:
Investments	(33,177,092)
Foreign currency translation	(3)
Net Change in Unrealized Appreciation (Depreciation)	(33,177,095)
Net Loss	(22,086,460)
Net Decrease	$(23,264,107)

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MAY 31, 2016	FOR THE YEAR ENDED NOVEMBER 30, 2015
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(1,177,647)	$(3,573,481)
Net realized gain	11,090,635	27,892,236
Net change in unrealized appreciation (depreciation)	(33,177,095)	3,489,945
Net Increase (Decrease)	(23,264,107)	27,808,700
Distributions to Shareholders from Net Realized Gain:
Class A shares	(22,579,379)	(18,793,464)
Class B shares	(301,612)	(333,854)
Class L shares	(2,746,424)	(2,271,054)
Class I shares	(4,606,487)	(3,746,102)
Class C shares	(69,504)	(71)*
Class IS shares	(876)	(714)
Total Distributions	(30,304,282)	(25,145,259)
Net increase (decrease) from transactions in shares of beneficial interest	9,319,755	(9,146,470)
Net Decrease	(44,248,634)	(6,483,029)
Net Assets:
Beginning of period	375,417,508	381,900,537
End of Period (Including accumulated net investment loss of $(4,627,061) and $(3,449,414))	$331,168,874	$375,417,508

*  For the period April 30, 2015 through November 30, 2015.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Multi Cap Growth Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares, and Class C shares incur distribution expenses.

On April 30, 2015, the Fund commenced offering Class C shares. The Fund suspended the offering of its Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of May 31, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$17,955,152	(a)	$—	$(17,955,152	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $17,935,908, of which $17,865,095 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of May 31, 2016, there was uninvested cash of $70,813, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $346,636 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

The Fund has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2016.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$17,935,908	$—	$—	$—	$17,935,908
Total Borrowings	$17,935,908	$—	$—	$—	$17,935,908
Gross amount of recognized liabilities for securities lending transactions					$17,935,908

F. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

G. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts,

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Automobiles	$15,028,513	$—	$—	$15,028,513
Biotechnology	3,444,227	—	—	3,444,227
Diversified Financial Services	16,882,974	—	—	16,882,974
Food Products	10,297,671	—	—	10,297,671
Health Care Equipment & Supplies	16,277,773	—	—	16,277,773
Health Care Technology	15,723,507	—	—	15,723,507
Information Technology Services	24,322,980	—	—	24,322,980
Internet & Catalog Retail	50,745,505	—	—	50,745,505
Internet Software & Services	65,825,426	—	—	65,825,426
Life Sciences Tools & Services	16,884,571	—	—	16,884,571
Pharmaceuticals	10,447,527	—	—	10,447,527
Semiconductors & Semiconductor Equipment	2,160,473	—	—	2,160,473
Software	40,349,582	—	—	40,349,582
Tech Hardware, Storage & Peripherals	21,440,641	—	—	21,440,641
Total Common Stocks	309,831,370	—	—	309,831,370
Preferred Stocks	—	—	18,301,126	18,301,126
Put Option Purchased	—	87,373	—	87,373
Call Option Purchased	—	3,905	—	3,905
Short-Term Investments
Investment Company	18,267,269	—	—	18,267,269
Repurchase Agreements	—	3,147,789	—	3,147,789
Total Short-Term Investments	18,267,269	3,147,789	—	21,415,058
Total Assets	$328,098,639	$3,239,067	$18,301,126	$349,638,832

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2016, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PREFERRED STOCKS
Beginning Balance	$11,668,866
Purchases	5,654,723
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	977,537
Realized gains (losses)	—
Ending Balance	$18,301,126
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2016	$977,537

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	FAIR VALUE AT MAY 31, 2016	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE		SELECTED VALUE	IMPACT TO VALUATION FROM AN INCREASE IN INPUT
Electronic Equipment, Instruments & Components
Preferred Stock	$1,879,517	Market Transaction Method	Precedent Transaction	$23.03	$23.03	$23.03	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.0%	29.0%	28.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

	FAIR VALUE AT MAY 31, 2016	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE				SELECTED VALUE		IMPACT TO VALUATION FROM AN INCREASE IN INPUT
		Market Comparable Companies	Enterprise Value/Revenue	6.0	x	29.0	x	16.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Hotel, Restaurants & Leisure
Preferred Stock	$2,299,201	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5	x	12.2	x	4.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$5,265,354	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.8	x	14.5	x	12.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$3,764,289	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

	FAIR VALUE AT MAY 31, 2016	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE				SELECTED VALUE		IMPACT TO VALUATION FROM AN INCREASE IN INPUT
Life Sciences Tools & Services
Preferred Stock	$4,172,755	Market Transaction Method	Precedent Transaction	$4.48		$4.48		$4.48		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	26.5%		28.5%		27.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0	x	5.2	x	4.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Software
Preferred Stock	$920,010	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.8	x	29.9	x	8.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of May 31, 2016.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Options Purchased)	$91,278	(d)	Investments, at Value (Options Purchased)	$—

(d)  Amounts are included in Investments in securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended May 31, 2016 in accordance with ASC 815.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	OPTIONS PURCHASED (e)
Currency Risk	$(630,781)

(e)  Amounts are included in Investments in the Statement of Operations.

At May 31, 2016, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS (f)		LIABILITIES (f)
Options Purchased	$91,278	(d)	$—

(d)  Amounts are included in Investments in securities in the Statement of Assets and Liabilities.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of May 31, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Royal Bank of Scotland	$91,278	$—	$—	$91,278

For the six months ended May 31, 2016, the average monthly amount outstanding for each derivative type is as follows:

Options Purchased:

Average monthly notional amount	56,232,511

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the six months ended

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

May 31, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.67% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 2.02% for Class B, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C and 0.85% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended May 31, 2016, $25,112 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $83,144,016 at May 31, 2016.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2016, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2016, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $3,173, and received $2,192 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016, aggregated $80,189,913 and $88,858,001, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended May 31, 2016, advisory fees paid were reduced by $5,171 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended May 31, 2016 is as follows:

VALUE NOVEMBER 30, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE MAY 31, 2016
$24,698,209	$79,406,564	$85,837,504	$17,899	$18,267,269

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended May 31, 2016, the Fund engaged in cross-trade purchases of $691,607.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 continued

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MAY 31, 2016		FOR THE YEAR ENDED NOVEMBER 30, 2015
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	124,407	$3,685,970	206,529	$6,887,600
Conversion from Class B	24,023	705,588	37,404	1,265,227
Reinvestment of distributions	697,597	21,981,280	593,064	18,291,278
Redeemed	(583,966)	(17,215,527)	(1,018,668)	(34,155,021)
Net increase (decrease) — Class A	262,061	9,157,311	(181,671)	(7,710,916)
CLASS B SHARES
Sold	9,470	228,362	14,903	419,133
Conversion to Class A	(29,249)	(705,588)	(44,484)	(1,265,227)
Reinvestment of distributions	10,566	273,969	11,694	304,232
Redeemed	(10,519)	(260,919)	(19,730)	(557,973)
Net decrease — Class B	(19,732)	(464,176)	(37,617)	(1,099,835)
CLASS L SHARES
Sold	8,510	212,026	30,872	863,981
Reinvestment of distributions	101,805	2,647,938	84,115	2,189,377
Redeemed	(87,838)	(2,117,184)	(124,887)	(3,511,626)
Net increase (decrease) — Class L	22,477	742,780	(9,900)	(458,268)
CLASS I SHARES
Sold	220,951	6,902,479	558,531	19,641,555
Reinvestment of distributions	132,386	4,437,590	114,364	3,720,594
Redeemed	(384,408)	(11,874,051)	(669,729)	(23,917,343)
Net increase (decrease) — Class I	(31,071)	(533,982)	3,166	(555,194)
CLASS C SHARES
Sold	17,699	449,785	25,115 *	723,706 *
Reinvestment of distributions	1,807	46,937	2 *	66 *
Redeemed	(3,370)	(78,900)	(1,560)*	(46,029)*
Net increase — Class C	16,136	417,822	23,557	677,743
Net increase (decrease) in Fund	249,871	$9,319,755	(202,465)	$(9,146,470)

*  For the period April 30, 2015 through November 30, 2015.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended November 30, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 DISTRIBUTIONS PAID FROM:		2014 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$—	$25,145,259	$—	$32,145,223

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Multi Cap Growth Trust

Notes to Financial Statements  ■  May 31, 2016 (unaudited) continued

Permanent differences, primarily due to foreign currency losses and a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2015:

ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$721,489	$730,455	$(1,451,944)

At November 30, 2015, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$—	$29,383,257

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended November 30, 2015, the Fund deferred to December 1, 2015 for U.S. Federal income tax purposes the following losses:

POST-OCTOBER CURRENCY AND SPECIFIED ORDINARY LOSSES	POST-OCTOBER CAPITAL LOSSES
$3,439,342	$—

11. Credit Facility

As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended May 31, 2016, the Fund did not have any borrowings under the facility.

12. Other

At May 31, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.4%.

Morgan Stanley Multi Cap Growth Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$35.07		$35.01		$34.14		$27.10		$25.22		$25.32
Income (loss) from investment operations:
Net investment loss(1)	(0.11)		(0.32)		(0.27)		(0.23)		(0.05)		(0.18)
Net realized and unrealized gain (loss)	(1.89)		2.67		4.24		10.48		1.93		0.08
Total income (loss) from investment operations	(2.00)		2.35		3.97		10.25		1.88		(0.10)
Less distributions from net realized gain	(2.81)		(2.29)		(3.10)		(3.21)		—		—
Net asset value, end of period	$30.26		$35.07		$35.01		$34.14		$27.10		$25.22
Total Return(2)	(6.01	)%(6)	7.63%		12.66%		43.05%		7.45%		(0.39)%
Ratios to Average Net Assets:
Net expenses	1.27	%(3)(4)(7)	1.25	%(3)(4)	1.26	%(3)(4)	1.30	%(3)(4)	1.30	%(3)	1.24	%(3)
Net investment loss	(0.72	)%(3)(4)(7)	(0.96	)%(3)(4)	(0.82	)%(3)(4)	(0.80	)%(3)(4)	(0.19	)%(3)	(0.67	)%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$251,430		$282,164		$288,042		$274,528		$218,744		$245,313
Portfolio turnover rate	24	%(6)	28%		39%		35%		43%		29%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2016	1.28%	(0.73)%
November 30, 2015	1.27	(0.98)
November 30, 2014	1.30	(0.86)
November 30, 2013	1.33	(0.83)

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.37		$29.92		$29.83		$24.25		$22.73		$23.00
Income (loss) from investment operations:
Net investment loss(1)	(0.18)		(0.49)		(0.45)		(0.38)		(0.23)		(0.34)
Net realized and unrealized gain (loss)	(1.57)		2.23		3.64		9.17		1.75		0.07
Total income (loss) from investment operations	(1.75)		1.74		3.19		8.79		1.52		(0.27)
Less distributions from net realized gain	(2.81)		(2.29)		(3.10)		(3.21)		—		—
Net asset value, end of period	$24.81		$29.37		$29.92		$29.83		$24.25		$22.73
Total Return(2)	(6.36	)%(6)	6.79%		11.83%		41.94%		6.69%		(1.17)%
Ratios to Average Net Assets:
Net expenses	2.02	%(3)(4)(7)	2.02	%(3)(4)	2.01	%(3)(4)	2.06	%(3)(4)	2.05	%(3)	1.99	%(3)
Net investment loss	(1.49	)%(3)(4)(7)	(1.72	)%(3)(4)	(1.56	)%(3)(4)	(1.56	)%(3)(4)	(0.94	)%(3)	(1.42	)%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$2,175		$3,154		$4,339		$6,714		$8,510		$13,848
Portfolio turnover rate	24	%(6)	28%		39%		35%		43%		29%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2016	2.43%	(1.90)%
November 30, 2015	2.19	(1.89)
November 30, 2014	2.33	(1.88)
November 30, 2013	2.12	(1.62)

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.46		$29.93		$29.77		$24.16		$22.65		$22.91
Income (loss) from investment operations:
Net investment loss(1)	(0.15)		(0.42)		(0.37)		(0.33)		(0.22)		(0.34)
Net realized and unrealized gain (loss)	(1.58)		2.24		3.63		9.15		1.73		0.08
Total income (loss) from investment operations	(1.73)		1.82		3.26		8.82		1.51		(0.26)
Less distributions from net realized gain	(2.81)		(2.29)		(3.10)		(3.21)		—		—
Net asset value, end of period	$24.92		$29.46		$29.93		$29.77		$24.16		$22.65
Total Return(2)	(6.26	)%(6)	7.11%		12.08%		42.27%		6.67%		(1.13)%
Ratios to Average Net Assets:
Net expenses	1.77	%(3)(4)(7)	1.76	%(3)(4)	1.76	%(3)(4)	1.85	%(3)(4)	2.05	%(3)	1.98	%(3)
Net investment loss	(1.22	)%(3)(4)(7)	(1.47	)%(3)(4)	(1.31	)%(3)(4)	(1.35	)%(3)(4)	(0.94	)%(3)	(1.41	)%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$24,981		$28,861		$29,625		$27,327		$24,076		$25,319
Portfolio turnover rate	24	%(6)	28%		39%		35%		43%		29%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2016	1.82%	(1.27)%
November 30, 2015	1.80	(1.51)
November 30, 2014	1.80	(1.35)
November 30, 2013	1.87	(1.37)

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.12		$36.79		$35.61		$28.06		$26.04		$26.08
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.06)		(0.22)		(0.17)		(0.15)		0.02		(0.12)
Net realized and unrealized gain (loss)	(2.00)		2.84		4.45		10.91		2.00		0.08
Total income (loss) from investment operations	(2.06)		2.62		4.28		10.76		2.02		(0.04)
Less distributions from net realized gain	(2.81)		(2.29)		(3.10)		(3.21)		—		—
Net asset value, end of period	$32.25		$37.12		$36.79		$35.61		$28.06		$26.04
Total Return(2)	(5.82	)%(6)	8.02%		13.04%		43.44%		7.76%		(0.15)%
Ratios to Average Net Assets:
Net expenses	0.92	%(3)(4)(7)	0.90	%(3)(4)	0.91	%(3)(4)	1.02	%(3)(4)	1.05	%(3)	0.99	%(3)
Net investment income (loss)	(0.37	)%(3)(4)(7)	(0.61	)%(3)(4)	(0.48	)%(3)(4)	(0.52	)%(3)(4)	0.06	%(3)	(0.42	)%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$51,587		$60,534		$59,883		$41,126		$31,168		$65,357
Portfolio turnover rate	24	%(6)	28%		39%		35%		43%		29%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2016	0.92%	(0.37)%
November 30, 2015	0.92	(0.63)
November 30, 2014	1.01	(0.58)
November 30, 2013	1.04	(0.54)

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MAY 31, 2016		FOR THE PERIOD APRIL 30, 2015^ TO NOVEMBER 30, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.42		$28.60
Income (loss) from investment operations:
Net investment loss(1)	(0.18)		(0.30)
Net realized and unrealized gain (loss)	(1.57)		1.13
Total income (loss) from investment operations	(1.75)		0.83
Less distributions from net realized gain	(2.81)		(0.01)
Net asset value, end of period	$24.86		$29.42
Total Return(2)	(6.34	)%(6)	2.91	%(6)
Ratios to Average Net Assets:
Net expenses	2.02	%(3)(4)(7)	2.02	%(3)(4)(7)
Net investment loss	(1.45	)%(3)(4)(7)	(1.76	)%(3)(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$987		$693
Portfolio turnover rate	24	%(6)	28%

^  Commencement of Offering.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2016	2.12%	(1.55)%
November 30, 2015	2.38	(2.12)

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED NOVEMBER 30,				FOR PERIOD FROM SEPTEMBER 13, 2013^ TO
	MAY 31, 2016		2015		2014		NOVEMBER 30, 2013
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.18		$36.83		$35.62		$32.12
Income (loss) from investment operations:
Net investment loss(1)	(0.04)		(0.20)		(0.14)		(0.04)
Net realized and unrealized gain (loss)	(2.02)		2.84		4.45		3.54
Total income (loss) from investment operations	(2.06)		2.64		4.31		3.50
Less distributions from net realized gain	(2.81)		(2.29)		(3.10)		—
Net asset value, end of period	$32.31		$37.18		$36.83		$35.62
Total Return(2)	(5.81	)%(6)	8.07%		13.13%		10.90	%(6)
Ratios to Average Net Assets:
Net expenses	0.84	%(3)(4)(7)	0.85	%(3)(4)	0.84	%(3)(4)	0.84	%(3)(4)(7)
Net investment loss	(0.30	)%(3)(4)(7)	(0.55	)%(3)(4)	(0.40	)%(3)(4)	(0.52	)%(3)(4)(7)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(5)	0.01%		0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$10		$12		$11		$11
Portfolio turnover rate	24	%(6)	28%		39%		35	%(6)

^  Commencement of Offering.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2016	17.19%	(16.65)%
November 30, 2015	15.68	(15.38)
November 30, 2014	18.31	(17.87)
November 30, 2013	2.64	(2.32)

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited) continued

personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Types Of Personal Information By Other Morgan Stanley Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes a Non-affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Multi Cap Growth Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
July 20, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2016